STOCK BASED COMPENSATION (Details) (USD $)	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended		1 Months Ended	9 Months Ended		1 Months Ended	9 Months Ended	1 Months Ended						13 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended				9 Months Ended		12 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended		9 Months Ended								0 Months Ended	1 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended		9 Months Ended		9 Months Ended		12 Months Ended					3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Jul. 31, 2014	Jul. 31, 2014	Jul. 31, 2013	Oct. 31, 2013	Oct. 31, 2012	Mar. 31, 2013 Three Outside Directors [Member] Nonqualified Stock Option [Member]	Jul. 31, 2014 Three Outside Directors [Member] 2010 Share Plan [Member]	Jul. 31, 2013 Three Outside Directors [Member] 2010 Share Plan [Member]	Feb. 28, 2013 Board of Directors Chairman [Member] Nonqualified Stock Option [Member]	Jul. 31, 2014 Board of Directors Chairman [Member] 2010 Share Plan [Member]	Sep. 30, 2012 New Presidentand Chief Executive Officer [Member] Nonqualified Stock Option [Member]	Sep. 30, 2012 New Presidentand Chief Executive Officer [Member]	Sep. 30, 2012 New Senior Vice Presidentand Engineering [Member] Nonqualified Stock Option [Member]	Sep. 30, 2012 New Senior Vice Presidentand Engineering [Member]	Sep. 30, 2012 Strategic Advisor [Member] Nonqualified Stock Option [Member]	Sep. 30, 2012 Strategic Advisor [Member]	Nov. 30, 2013 Director [Member] Nonqualified Stock Option [Member]	Jul. 31, 2014 Consultant [Member] 2010 Share Plan [Member]	Jul. 31, 2013 Consultant [Member] 2010 Share Plan [Member]	Jul. 31, 2014 Consultant [Member] 2010 Share Plan [Member]	Jul. 31, 2013 Consultant [Member] 2010 Share Plan [Member]	Oct. 31, 2012 Consultant [Member] 2010 Share Plan [Member]	Oct. 31, 2013 Consultant [Member] 2003 Share Plan [Member]	Oct. 31, 2013 Consultant [Member]	Oct. 31, 2012 Consultant [Member]	Jul. 31, 2014 Common Stock [Member] 2010 Share Plan [Member]	Jul. 31, 2014 Common Stock [Member]	Oct. 31, 2013 Common Stock [Member]	Oct. 31, 2012 Common Stock [Member]	Oct. 31, 2013 Stock Options Granted To Employees And Directors [Member] Employee Stock Option [Member]	Jul. 31, 2014 Stock Options Granted To Employees And Directors [Member]	Jul. 31, 2013 Stock Options Granted To Employees And Directors [Member]	Jul. 31, 2014 Stock Options Granted To Employees And Directors [Member]	Jul. 31, 2013 Stock Options Granted To Employees And Directors [Member]	Oct. 31, 2013 Stock Options Granted To Employees And Directors [Member]	Oct. 31, 2012 Stock Options Granted To Employees And Directors [Member]	Oct. 31, 2013 Stock Award Granted To Employees And Consultants [Member] Employee Stock Option [Member]	Jul. 31, 2014 Stock Award Granted To Employees And Consultants [Member]	Jul. 31, 2013 Stock Award Granted To Employees And Consultants [Member]	Jul. 31, 2014 Stock Award Granted To Employees And Consultants [Member]	Jul. 31, 2013 Stock Award Granted To Employees And Consultants [Member]	Oct. 31, 2013 Stock Award Granted To Employees And Consultants [Member]	Oct. 31, 2012 Stock Award Granted To Employees And Consultants [Member]	Jul. 31, 2014 Chairmans Compensation [Member] Nonqualified Stock Options Remaining Portion [Member]	Jul. 31, 2014 Directors Chairman [Member] Nonqualified Stock Options Remaining Portion [Member]	Jul. 31, 2014 Award With 10 Year Terms [Member]	Jul. 31, 2014 Options With 10 Year Terms [Member]	Jul. 31, 2013 Options With 10 Year Terms [Member]	Jul. 31, 2013 Award With 5 Year Terms [Member]	Jul. 31, 2013 2010 Share Plan [Member]	Jul. 31, 2014 Nonqualified Stock Option [Member] 2010 Share Plan Amendmend [Member]	Sep. 21, 2012 Nonqualified Stock Option [Member]	Sep. 30, 2012 Nonqualified Stock Option [Member]	Jul. 31, 2014 Nonqualified Stock Option [Member]	Oct. 01, 2013 Nonqualified Stock Option [Member]	Oct. 31, 2013 Nonqualified Stock Option [Member]	Jul. 31, 2014 Employee Stock Option [Member]	Jul. 31, 2014 Nonqualified Stock Options Remaining Portion [Member]	Aug. 29, 2012 Maximum [Member] 2010 Share Plan Amendmend [Member]	Jul. 31, 2014 2010 Share Plan [Member]	Jul. 31, 2013 2010 Share Plan [Member]	Oct. 31, 2013 2010 Share Plan [Member]	Oct. 31, 2012 2010 Share Plan [Member]	Oct. 31, 2011 2010 Share Plan [Member]	Jul. 06, 2011 2010 Share Plan [Member]	Oct. 31, 2010 2010 Share Plan [Member]	Oct. 31, 2012 2003 Share Plan [Member]	Jul. 31, 2014 2003 Share Plan [Member]	Oct. 31, 2013 2003 Share Plan [Member]	Oct. 31, 2012 2003 Share Plan [Member]	Oct. 31, 2011 2003 Share Plan [Member]	Oct. 31, 2003 2003 Share Plan [Member]	Nov. 08, 2013 2010 Share Plan Amendmend [Member]	Jul. 06, 2011 2010 Share Plan Amendmend [Member]
STOCK BASED COMPENSATION (Details) [Line Items]
Allocated Share-based Compensation Expense (in Dollars)					$ 4,072,000	$ 3,001,000																										$ 573,000	$ 1,091,000	$ 1,562,000	$ 2,118,000
Amortization Related To Compensation Cost (in Dollars)																																496,000	1,014,000	1,089,000	1,816,000	2,314,000	7,000		(107,000)	147,000	736,000	574,000	1,105,000	7,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options (in Dollars)																															647,000	2,767,000		2,767,000				522,000	427,000	1,223,000	427,000	1,223,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition																															1 year			1 year 292 days		1 year 292 days					1 year 109 days
Consultation Fees Related To Options (in Dollars)			784,000																6,000	117,000	41,000	168,000			305,000	76,000													(103,000)	147,000		574,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	36 months				3 months		4 years			2 years								2 years									4 years																				1 year	36 years	3 years	1 year		23 years	3 years				36 years		3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	41,500,000				3,000,000		1,000,000		3,000,000	333,333								333,333																											750,000	750,000					180,000					3,000,000			1,500,000		13,010,000		180,000	3,060,000							60,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)							$ 0.195		$ 0.21	$ 0.235								$ 0.211																																				$ 0.2175					$ 0.2225		$ 0.22	$ 0.20	$ 0.20	$ 0.19							$ 0.07
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period					547,493			345,000	146,000																			345,000	146,000	1,290,000																															(80,000)		(16,000)	(1,290,000)					(265,000)	(130,000)
Proceeds from Stock Options Exercised (in Dollars)			51,225	25,610	25,610	208,450		51,000	26,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																																																												30,000,000						15,000,000	15,000,000		70,000,000				70,000,000		27,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant										333,334																																																			13,700,000		1,075,020											20,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Other Increases (Decreases) in Period																																																													25,634,980
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized																																																													55,634,980
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award							1,000,000			1,000,000	400,000		16,000,000		8,000,000		16,000,000										300,000																											1,500,000														1,840,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period										1,000,000		16,000,000		8,000,000		16,000,000		1,000,000																																				40,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number					40,000,000																																																0		3,000,000			40,000,000			15,914,000		2,984,000	2,820,000	1,050,000					15,638,845		17,552,045
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value (in Dollars)					0																																																		136,000			1,660,000	55,000		612,000		16,290
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number		24,106,280	24,106,280		13,888,889																																																		2,333,334		1,000,000		1,000,000		5,016,222		2,257,750
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value (in Dollars)		$ 1,000,000	$ 1,000,000		$ 0																																																		$ 112,000		$ 0		$ 37,000		$ 229,000		$ 16,290
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares										333,334								333,334																																									250,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		5 years 357 days	5 years 288 days	5 years 94 days	5 years 94 days	5 years 9 months																																																	10 years
Stock Issued During Period, Shares, Issued for Services					0	7,100,818																665,000	457,172	0	1,345,000	457,172		130,000	1,345,000	457,172																															130,000